Operating Lease (Details) - Schedule of Operating Lease	6 Months Ended
	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Schedule of Operating Lease [Abstract]
Short-term leases	RM 149,951	$ 32,124	RM 257,243